CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Affiliate	$ 240,654	$ 175,448	$ 142,102
Sales Revenue, Goods, Net	16,934	13,558	594
Total revenue	257,588	189,006	142,696
Costs and expenses:
Operating and maintenance expenses	73,521	51,393	30,730
General and administrative expenses	16,284	16,967	13,898
Depreciation and amortization	24,404	15,406	7,806
Total costs and expenses	114,209	83,766	52,434
Income from operations	143,379	105,240	90,262
Other expense:
Interest expense, net	(31,875)	(28,755)	(19,939)
Amortization of loan fees and debt premium	(1,488)	(1,678)	(1,315)
Net income	110,016	74,807	69,008
Less: Net (loss) income attributable to Predecessor	(4,986)	(11,832)	(4,840)
Income (Loss) Attributable to Noncontrolling Interest, before Tax	14,565	5,679	0
Net Income (Loss) Attributable To Partners	100,437	80,960	73,848
Net Income (Loss) Allocated to General Partners	9,055	4,031	0
Net Income (Loss) Allocated to Limited Partners	91,382	76,929	73,848
Common Units [Member]
Other expense:
Net Income (Loss) Allocated to Limited Partners	$ 77,219	$ 45,010	$ 39,191
Net income per limited partner unit(1):
Common - basic (in dollars per share)	$ 2.17	$ 2.01	$ 2.18
Common - diluted (in dollars per share)	$ 2.17	$ 2.01	$ 2.18
Net Income (Loss), Per Outstanding Limited Partnership Unit, Basic And Diluted, Other Disclosures [Abstract]
Common - diluted (in shares)	35,505,446	22,288,118	17,956,152
Subordinated - basic and diluted (in shares)	35,568,760	22,338,784	17,956,152
Subordinated Units [Member]
Net income per limited partner unit(1):
Subordinated - basic and diluted (In dollars per share)	$ 2.15	$ 2.01	$ 2.18
Net Income (Loss), Per Outstanding Limited Partnership Unit, Basic And Diluted, Other Disclosures [Abstract]
Subordinated - basic and diluted (in shares)	6,572,245	15,886,553	15,886,553